PENSION AND OTHER POSTEMPLOYMENT BENEFITS - Schedule of Target Asset Allocations for Pension and OPEB Portfolio (Details) - First Energy [Member]	Dec. 31, 2025
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	100.00%
OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	100.00%
Equities | Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	30.00%
Equities | OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	50.00%
Fixed income | Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	28.50%
Fixed income | OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	50.00%
Alternative investments | Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	5.00%
Alternative investments | OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	0.00%
Real estate | Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	10.00%
Real estate | OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	0.00%
Private - equity and debt funds | Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	20.00%
Private - equity and debt funds | OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	0.00%
Cash and derivatives | Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	6.50%
Cash and derivatives | OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Asset Allocations	0.00%